Asset Retirement Obligations (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Discount rate percentage	7.10%	6.00%	7.10%	7.10%